CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [member]	Treasury Stock [member]	Share Premium [member]	Statutory Reserves [member]	Share-based Payment Reserve [member]	Foreign Currency Translation Reserves [member]	Other Reserves [member]	Retained Earnings/ (deficit) [Member]	Sub-total [member]	Non-controlling Interests [member]
Balance at Jun. 30, 2015	$ 167,517	$ 0	$ 0	$ 160,971	$ 672	$ 16,971	$ (22,683)	$ 115,491	$ (203,195)	$ 68,227	$ 99,290
Balance (Shares) at Jun. 30, 2015		110,776,600
(Loss) / Profit for the year	9,243	$ 0	0	0	0	0	0	0	(6,300)	(6,300)	15,543
Other comprehensive income (loss)	1,185	0	0	0	0	0	(357)	(40)	0	(397)	1,582
Total comprehensive income (loss)	10,428	0	0	0	0	0	(357)	(40)	(6,300)	(6,697)	17,125
Transactions with owners:
Share-based payment	1,476	0	0	0	0	1,476	0	0	0	1,476	0
Dividend to non-controlling interests	(9,837)	0	0	0	0	0	0	0	0	0	(9,837)
Changes in non-controlling interest ownership	0	0	0	0	0	0	0	309	(309)	0	0
Total transaction with owners:	(8,361)	0	0	0	0	1,476	0	309	(309)	1,476	(9,837)
Balance at Jun. 30, 2016	169,584	$ 0	0	160,971	672	18,447	(23,040)	115,760	(209,804)	63,006	106,578
Balance (Shares) at Jun. 30, 2016		110,776,600
(Loss) / Profit for the year	6,749	$ 0	0	0	0	0			(10,303)	(10,303)	17,052
Other comprehensive income (loss)	6,296	0	0	0	0	0	1,814	615	0	2,429	3,867
Total comprehensive income (loss)	13,045	0	0	0	0	0	1,814	615	(10,303)	(7,874)	20,919
Transactions with owners:
Share buy back	(281)	0	(281)	0	0	0	0	0	0	(281)	0
Share-based payment	1,885	0	0	0	0	1,885	0	0	0	1,885	0
Dividend to non-controlling interests	(10,713)	0	0	0	0	0	0	0	0	0	(10,713)
Transfer to retained earnings	0		0	0	0	0	0	(2,060)	2,060	0	0
Total transaction with owners:	(9,109)		(281)	0	0	1,885	0	(2,060)	2,060	1,604	(10,713)
Balance at Jun. 30, 2017	173,520	$ 0	(281)	160,971	672	20,332	(21,226)	114,315	(218,047)	56,736	116,784
Balance (Shares) at Jun. 30, 2017		110,776,600
(Loss) / Profit for the year	(14,650)	$ 0	0	0	0	0	0	0	(17,833)	(17,833)	3,183
Other comprehensive income (loss)	(8,402)	0	0	0	0	0	(4,116)	594	0	(3,522)	(4,880)
Total comprehensive income (loss)	(23,052)	0	0	0	0	0	(4,116)	594	(17,833)	(21,355)	(1,697)
Transactions with owners:
Share buy back	0	0	0	0	0	0	0	0	0	0	0
Share-based payment	1,885	0	0	0	0	1,885	0	0	0	1,885
Dividend to non-controlling interests	(10,761)	0	0	0	0	0	0	0	0	0	(10,761)
Changes in non-controlling interest ownership	0	0	0	0	0	0	0	0	0	0	0
Transfer to retained earnings	0	0	0	0	0	0	0	359	(359)	0	0
Total transaction with owners:	(8,876)	0	0	0	0	1,885	0	359	(359)	1,885	(10,761)
Balance at Jun. 30, 2018	$ 141,592	$ 0	$ (281)	$ 160,971	$ 672	$ 22,217	$ (25,342)	$ 115,268	$ (236,239)	$ 37,266	$ 104,326
Balance (Shares) at Jun. 30, 2018		110,776,600